Fees and Expenses	Dec. 30, 2025 USD ($)
American Funds College 2042 Fund | American Funds College 2042 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.17	0.17	0.13	0.17	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.85	1.55	1.01	0.80	0.82	0.51	0.45

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$434	$258	$103	$330	$84	$52	$46		1 year	$158
3 years	612	490	322	499	262	164	144		3 years	490
5 years	805	845	558	683	455	285	252		5 years	845
10 years	1,362	1,403	1,236	1,215	1,014	640	567		10 years	1,403

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$434	$258	$103	$330	$84	$52	$46		1 year	$158
3 years	612	490	322	499	262	164	144		3 years	490
5 years	805	845	558	683	455	285	252		5 years	845
10 years	1,362	1,403	1,236	1,215	1,014	640	567		10 years	1,403

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.13	0.16	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.77	1.52	0.99	0.77	0.80	0.49	0.43

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$426	$255	$101	$327	$82	$50	$44		1 year	$155
3 years	587	480	315	490	255	157	138		3 years	480
5 years	763	829	547	667	444	274	241		5 years	829
10 years	1,271	1,337	1,213	1,180	990	616	542		10 years	1,337

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$426	$255	$101	$327	$82	$50	$44		1 year	$155
3 years	587	480	315	490	255	157	138		3 years	480
5 years	763	829	547	667	444	274	241		5 years	829
10 years	1,271	1,337	1,213	1,180	990	616	542		10 years	1,337

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
American Funds College 2036 Fund | American Funds College 2036 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.13	0.16	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.73	1.49	0.96	0.74	0.77	0.46	0.40

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$422	$252	$98	$324	$79	$47	$41		1 year	$152
3 years	575	471	306	481	246	148	128		3 years	471
5 years	742	813	531	651	428	258	224		5 years	813
10 years	1,225	1,296	1,178	1,145	954	579	505		10 years	1,296

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$422	$252	$98	$324	$79	$47	$41		1 year	$152
3 years	575	471	306	481	246	148	128		3 years	471
5 years	742	813	531	651	428	258	224		5 years	813
10 years	1,225	1,296	1,178	1,145	954	579	505		10 years	1,296

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds College 2033 Fund | American Funds College 2033 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.13	0.16	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.70	1.46	0.93	0.71	0.74	0.43	0.37

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$419	$249	$95	$321	$76	$44	$38		1 year	$149
3 years	566	462	296	471	237	138	119		3 years	462
5 years	726	797	515	635	411	241	208		5 years	797
10 years	1,190	1,261	1,143	1,110	918	542	468		10 years	1,261

Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$419	$249	$95	$321	$76	$44	$38		1 year	$149
3 years	566	462	296	471	237	138	119		3 years	462
5 years	726	797	515	635	411	241	208		5 years	797
10 years	1,190	1,261	1,143	1,110	918	542	468		10 years	1,261

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
American Funds College 2030 Fund | American Funds College 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.13	0.16	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.68	1.44	0.91	0.69	0.72	0.41	0.35

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$417	$247	$93	$319	$74	$42	$36		1 year	$147
3 years	560	456	290	465	230	132	113		3 years	456
5 years	715	787	504	625	401	230	197		5 years	787
10 years	1,167	1,238	1,120	1,087	894	518	443		10 years	1,238

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$417	$247	$93	$319	$74	$42	$36		1 year	$147
3 years	560	456	290	465	230	132	113		3 years	456
5 years	715	787	504	625	401	230	197		5 years	787
10 years	1,167	1,238	1,120	1,087	894	518	443		10 years	1,238

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
American Funds College 2027 Fund | American Funds College 2027 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $250,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.13	0.16	0.19	0.13%	0.07%
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.67	1.43	0.90	0.68	0.71	0.40	0.34

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$416	$246	$92	$318	$73	$41	$35		1 year	$146
3 years	557	452	287	462	227	128	109		3 years	452
5 years	710	782	498	619	395	224	191		5 years	782
10 years	1,155	1,226	1,108	1,075	883	505	431		10 years	1,226

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$416	$246	$92	$318	$73	$41	$35		1 year	$146
3 years	557	452	287	462	227	128	109		3 years	452
5 years	710	782	498	619	395	224	191		5 years	782
10 years	1,155	1,226	1,108	1,075	883	505	431		10 years	1,226

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
American Funds College Enrollment Fund | American Funds College Enrollment Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 500,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.14	0.16	0.19	0.14%	0.07%
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.66	1.43	0.91	0.68	0.71	0.41	0.34

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$316	$246	$93	$318	$73	$42	$35		1 year	$146
3 years	456	452	290	462	227	132	109		3 years	452
5 years	609	782	504	619	395	230	191		5 years	782
10 years	1,052	1,220	1,120	1,075	883	518	431		10 years	1,220

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$316	$246	$93	$318	$73	$42	$35		1 year	$146
3 years	456	452	290	462	227	132	109		3 years	452
5 years	609	782	504	619	395	230	191		5 years	782
10 years	1,052	1,220	1,120	1,075	883	518	431		10 years	1,220

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%